Financial instruments - Summary of Fair Value of Financial Liabilities Other Than Amortised Cost (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial liabilities [line items]
- Long term borrowings	₨ 267,888	$ 4,114	₨ 332,654
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
- Long term borrowings	268,666	4,126	334,567
Total	₨ 268,666	$ 4,126	₨ 334,567